Global Atlantic Portfolios

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

(the “Portfolio”)

(Class II Shares)

Supplement dated February 28, 2025

to the Summary Prospectus

dated May 1, 2024, as supplemented to date (the “Summary Prospectus”)

Effective May 1, 2025, the name of the Portfolio will be changed to “Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio.” The Portfolio’s investment objectives, policies and strategies will remain unchanged.

Accordingly, all references to the Portfolio in the Summary Prospectus are replaced with the new name on the effective date above.

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in the Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

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